Management and assessment of financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Management and assessment of financial risks
Schedule of future events could cause actual payments

	Year ended				Thereafter
	December 31, 2021	2022	2023 / 2024	2025 / 2026	More than 5
Amounts in thousands of euros)	Total	Less than 1 year	1-3 years	3-5 years	years
Non-convertible bonds issued to Kreos (a)	5,548	2,282	3,015	251	—
Conditional advances	1,354	379	620	195	160
Lease liability	446	221	226	—	—
Licence agreements (d)	180	15	110	55	—

Convertible notes issued to Kreos(b)	2,945	214	428	2,303	—
Convertible notes ATLAS (c)	5,600	5,600	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,450	3,450	—	—	—
Derivative instruments	1,704	788	916	—	—
Total	21,001	12,949	5,238	2,804	160
(a)	The contractual obligations related to non-convertible bonds issued to Kreos include the principal repayments and the 10% annual interest payments for the non-convertible bonds.
(b)	On November 19, 2021, we signed a new KREOS venture loan agreement with a €2,25 million convertible bonds issuance. The contractual obligations related to convertible notes issued to Kreos include the principal repayments and the 9.5% annual interest payments for the non-convertible bonds.
(c)	In April 2020, we signed a new convertible note financing of €24 million from ATLAS to continue the development of Sarconeos (BIO101) through the issuance of multiple convertible notes. Holders of ORNANE may request at any time to convert them during their maturity period, and at that time, we will be able to redeem the ORNANE in cash. At the end of the term, and if the ORNANE have not yet been converted or redeemed, the holder will have to convert them. We issued a first tranche of €3 million on April 29, 2020, a second tranche of €3 million on June 19, 2020, a third tranche of €3 million on August 28, 2020, a fourth and fifth tranches of €6 million on May 27, 2021, a sixth and seventh tranches of €6 million on September 20, 2021 and a eight tranche of €3 million on December 20, 2021. As of December 31, 2021, there are 224 outstanding convertible notes issued to ATLAS.
(d)	The Company signed several agreements to license industrial property to further our research and developments efforts with royalties due to the counterparties that are variable starting the year after the first marketing of a product and royalty arrangements (see Note 22). However, there are certain guaranteed annual minimum amounts due starting in various future years. These guaranteed annual minimum amounts are shown in the table above. Other than these minimum guaranteed amounts (as further described below), amounts of royalties to be paid after 2024 cannot be determined precisely and therefore, no royalties amounts are included in the table above.